Earnings Per Share - Basic and Diluted Earnings Per Share (Details) - TRY (₺) ₺ / shares in Units, ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share
Profit attributable to owners of the Company	₺ 23,523,425	₺ 18,125,305	₺ 9,933,888
Weighted average number of shares	2,181,023,660	2,182,106,193	2,183,106,193
Basic earnings per share for profit attributable to owners of the Company (in full TL)	₺ 10.79	₺ 8.31	₺ 4.55
Diluted earnings per share for profit attributable to owners of the Company (in full TL)	₺ 10.79	₺ 8.31	₺ 4.55
Profit from continuing operations attributable to owners of the Company	₺ 11,095,462	₺ 15,281,512	₺ 8,717,685
Weighted average number of shares	2,181,023,660	2,182,106,193	2,183,106,193
Basic earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	₺ 5.09	₺ 7.00	₺ 3.99
Diluted earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	₺ 5.09	₺ 7	₺ 3.99
Profit (loss) from discontinued operations	₺ 12,427,963	₺ 2,843,793	₺ 1,216,203
Weighted average number of shares	2,181,023,660	2,182,106,193	2,183,106,193
Basic earnings per share for profit from discontinued operations attributable to owners of the Company (in full TL)	₺ 5.70	₺ 1.30	₺ 0.56
Diluted earnings per share for profit from discontinued operations attributable to owners of the Company (in full TL)	₺ 5.7	₺ 1.3	₺ 0.56